Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	December 31, 2024	December 31, 2025

Cash on hand and petty cash	$24,719	$2,227
Checking accounts and demand deposits	3,622,037	1,928,184
	$3,646,756	$1,930,411

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	No cash and cash equivalents of the Group were pledged to others.